                       [LOGO OF EXCELSIOR APPEARS HERE]



                        INTERNATIONAL EQUITY PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    4
PORTFOLIOS OF INVESTMENTS
 International Fund.......................................................    6
 Pacific/Asia Fund........................................................    9
 Pan European Fund........................................................   11
 Latin America Fund.......................................................   13
 Emerging Markets Fund....................................................   15
NOTES TO FINANCIAL STATEMENTS.............................................   17

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

                                                             PAN         LATIN       EMERGING
                            INTERNATIONAL  PACIFIC/ASIA    EUROPEAN     AMERICA       MARKETS
                                FUND           FUND          FUND         FUND         FUND
                            -------------  ------------  ------------ ------------  -----------
  ASSETS:
   Investments, at cost --
     see accompanying
    portfolios............  $200,215,772   $ 31,310,453  $161,480,429 $ 55,149,924  $ 9,526,543
                            ============   ============  ============ ============  ===========
   Investments, at value
    (Note 1)..............  $195,713,427   $ 20,133,238  $178,312,005 $ 27,236,142  $ 6,283,122
   Cash...................       117,611            --        222,396       89,620          --
   Foreign currency (cost
    $11,082)..............           --             --            --        10,355          --
   Dividends receivable...       399,625         80,297       174,463       98,722       21,277
   Interest receivable....        93,746          2,315        34,695        1,871          803
   Receivable for
    investments sold......     1,131,308      1,099,495     1,583,508      171,263        3,419
   Receivable for fund
    shares sold...........        85,856          2,260       149,376          --           --
   Withholding tax
    receivable............       116,231          1,224       127,531       53,788          --
   Net unrealized
    appreciation on open
    forward foreign
    currency contracts....           --          10,725           --           --           --
   Prepaid expenses.......         4,518          1,166         4,210        2,364          --
   Receivable for
    Investment Advisory
    fees (Note 2).........           --             --            --           --         3,140
   Unamortized
    organization costs
    (Note 5)..............           --             --            --           --        33,328
                            ------------   ------------  ------------ ------------  -----------
   TOTAL ASSETS...........   197,662,322     21,330,720   180,608,184   27,664,125    6,345,089

  LIABILITIES:
   Payable for investments
    purchased.............           --          71,768           --           --       662,396
   Payable for fund shares
    redeemed..............     5,149,054        154,767       275,405        3,968          --
   Investment advisory
    fees payable (Note
    2)....................       137,205         22,073       134,417       18,434          --
   Administration fees
    payable (Note 2)......        33,152          2,623        30,919        4,369          753
   Administration service
    fees payable (Note
    2)....................        35,637          3,808        24,491        7,179        1,540
   Dividends payable......           --          13,372           --         3,544          --
   Directors' fees payable
    (Note 2)..............         1,255          1,170         2,270        1,675           53
   Foreign taxes payable..           --             --            --           --         2,018
   Net unrealized
    depreciation on open
    forward foreign
    currency contracts....        78,300            --            --           --           --
   Due to custodian bank..           --         307,198           --           --        53,676
   Accrued expenses and
    other payables........        69,317         13,604        64,633       35,294       49,023
                            ------------   ------------  ------------ ------------  -----------
   TOTAL LIABILITIES......     5,503,920        590,383       532,135       74,463      769,459
                            ------------   ------------  ------------ ------------  -----------
  NET ASSETS..............  $192,158,402   $ 20,740,337  $180,076,049 $ 27,589,662  $ 5,575,630
                            ============   ============  ============ ============  ===========
  NET ASSETS consist of:
   Undistributed
    (distributions in
    excess of) net
    investment income.....  $   (958,225)  $ (1,470,780) $    529,883 $    502,152  $    65,921
   Accumulated net
    realized gain (loss)
    on investments and
    foreign currency
    translations..........    (1,562,810)   (24,964,597)   15,205,740   (2,435,888)    (215,590)
   Unrealized appreciation
    (depreciation) of
    investments and
    foreign currency
    translations..........    (4,571,549)   (11,175,149)   16,842,822  (27,918,952)  (3,242,678)
   Par value (Note 4).....        17,950          4,338        14,939        5,373        1,492
   Paid-in capital in
    excess of par value...   199,233,036     58,346,525   147,482,665   57,436,977    8,966,485
                            ------------   ------------  ------------ ------------  -----------
  TOTAL NET ASSETS........  $192,158,402   $ 20,740,337  $180,076,049 $ 27,589,662  $ 5,575,630
                            ============   ============  ============ ============  ===========

  Shares of Common Stock
   Outstanding............    17,949,583      4,338,401    14,938,545    5,372,894    1,492,420

  NET ASSET VALUE PER
   SHARE..................        $10.71          $4.78        $12.05        $5.13        $3.74

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

                                                                PAN          LATIN       EMERGING
                               INTERNATIONAL  PACIFIC/ASIA    EUROPEAN      AMERICA       MARKETS
                                   FUND           FUND          FUND          FUND         FUND
                               -------------  ------------  ------------  ------------  -----------
  INVESTMENT INCOME:
   Dividend income...........  $  2,132,761   $   314,725   $  2,391,890  $  1,046,565  $   108,312
   Interest income...........       448,316        20,012        214,428        34,150       23,590
   Less: Foreign taxes
    withheld.................      (246,255)      (27,742)      (271,311)      (32,810)     (14,173)
                               ------------   -----------   ------------  ------------  -----------
   TOTAL INCOME..............     2,334,822       306,995      2,335,007     1,047,905      117,729

  EXPENSES:
   Investment advisory fees
    (Note 2).................     1,094,312       160,000      1,133,514       322,290       38,944
   Administration fees (Note
    2).......................       218,862        32,000        226,703        64,458        6,236
   Custodian fees............       171,173        24,903        173,699        52,809        8,864
   Administrative servicing
    fees (Note 2)............       101,484        15,914         86,282        33,436        4,579
   Shareholder servicing
    agent fees...............        29,113        17,225         22,397        23,433        3,453
   Legal and audit fees......        12,879         2,965         15,210         4,691          425
   Shareholder reports.......         9,440         2,169          9,697         4,109          344
   Registration and filing
    fees.....................         7,586         6,704          7,690         7,922        6,042
   Directors' fees and
    expenses (Note 2)........         5,070           825          4,144         2,251          117
   Foreign taxes expense.....           --            --             --            601           52
   Amortization of
    organization costs (Note
    5).......................           --            --             --            --         3,927
   Miscellaneous expenses....        10,829         1,950         11,038         3,471        1,212
                               ------------   -----------   ------------  ------------  -----------
   TOTAL EXPENSES............     1,660,748       264,655      1,690,374       519,471       74,195
   Fees waived by investment
    adviser and
    administrators (Note 2)..      (101,484)      (15,914)       (86,282)      (33,436)     (22,387)
                               ------------   -----------   ------------  ------------  -----------
   NET EXPENSES..............     1,559,264       248,741      1,604,092       486,035       51,808
                               ------------   -----------   ------------  ------------  -----------
  NET INVESTMENT INCOME......       775,558        58,254        730,915       561,870       65,921
                               ------------   -----------   ------------  ------------  -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss):
   Security transactions.....      (110,910)   (9,529,940)     7,426,842    (5,598,885)    (213,666)
   Foreign currency
    transactions.............       404,261       434,474        (33,829)      (47,763)      (1,924)
                               ------------   -----------   ------------  ------------  -----------
   Total net realized gain
    (loss)...................       293,351    (9,095,466)     7,393,013    (5,646,648)    (215,590)
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    period...................   (41,649,159)     (612,643)   (41,116,816)  (35,568,403)  (3,419,381)
                               ------------   -----------   ------------  ------------  -----------
  NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS.......   (41,355,808)   (9,708,109)   (33,723,803)  (41,215,051)  (3,634,971)
                               ------------   -----------   ------------  ------------  -----------
  NET DECREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS................  $(40,580,250)  $(9,649,855)  $(32,992,888) $(40,653,181) $(3,569,050)
                               ============   ===========   ============  ============  ===========

                       See Notes to Financial Statements

                       See Notes to Financial Statements
EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                               PAN          LATIN       EMERGING
                              INTERNATIONAL  PACIFIC/ASIA    EUROPEAN      AMERICA       MARKETS
                                  FUND           FUND          FUND          FUND         FUND*
                              -------------  ------------  ------------  ------------  -----------
  SIX MONTHS ENDED SEPTEMBER
   30, 1998 (UNAUDITED)
  Net investment income.....  $    775,558   $     58,254  $    730,915  $    561,870  $    65,921
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............       293,351     (9,095,466)    7,393,013    (5,646,648)    (215,590)
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   period...................   (41,649,159)      (612,643)  (41,116,816)  (35,568,403)  (3,419,381)
                              ------------   ------------  ------------  ------------  -----------
  Net decrease in net assets
   resulting from
   operations...............   (40,580,250)    (9,649,855)  (32,992,888)  (40,653,181)  (3,569,050)
  Distributions to
   shareholders:
   From net investment
    income..................    (1,207,206)    (1,122,745)          --       (506,974)     (20,788)
   In excess of net
    investment income.......           --             --            --            --           --
   From net realized gain on
    investments.............           --             --            --            --           --
   In excess of net realized
    gain on investments.....           --             --            --            --           --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    29,056,821    (12,295,380)    5,433,163   (19,946,545)   2,630,018
                              ------------   ------------  ------------  ------------  -----------
  Net decrease in net
   assets...................   (12,730,635)   (23,067,980)  (27,559,725)  (61,106,700)    (959,820)

  NET ASSETS:
   Beginning of period......   204,889,037     43,808,317   207,635,774    88,696,362    6,535,450
                              ------------   ------------  ------------  ------------  -----------
   End of period (1)........  $192,158,402   $ 20,740,337  $180,076,049  $ 27,589,662  $ 5,575,630
                              ============   ============  ============  ============  ===========
   (1) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $   (958,225)  $ (1,470,780) $    529,883  $    502,152  $    65,921
                              ============   ============  ============  ============  ===========
  YEAR ENDED MARCH 31, 1998
  Net investment income
   (loss)...................  $    554,555   $    169,219  $   (212,099) $    846,205  $    22,888
  Net realized gain (loss)
   on investments and
   foreign currency
   transactions.............     2,174,617    (15,928,807)   11,703,939     9,051,792       (4,031)
  Change in unrealized
   appreciation/depreciation
   of investments and
   foreign currency
   translations during the
   period...................    27,209,443     (9,416,388)   44,555,016    (1,625,807)     176,703
                              ------------   ------------  ------------  ------------  -----------
  Net increase (decrease) in
   net assets resulting from
   operations...............    29,938,615    (25,175,976)   56,046,856     8,272,190      195,560
  Distributions to
   shareholders:
   From net investment
    income..................      (310,285)       (53,878)      (12,080)     (222,831)         --
   In excess of net
    investment income.......      (526,577)      (406,289)          --            --           --
   From net realized gain on
    investments.............    (4,535,116)           --    (11,544,148)   (1,470,567)         --
   In excess of net realized
    gain on investments.....    (1,856,161)           --            --            --           --
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)....    55,363,423    (20,500,537)   41,153,647    11,217,711    6,339,890
                              ------------   ------------  ------------  ------------  -----------
  Net increase (decrease) in
   net assets...............    78,073,899    (46,136,680)   85,644,275    17,796,503    6,535,450
 --------

  NET ASSETS:
   Beginning of period......   126,815,138     89,944,997   121,991,499    70,899,859          --
                              ------------   ------------  ------------  ------------  -----------
   End of period (2)........  $204,889,037   $ 43,808,317  $207,635,774  $ 88,696,362  $ 6,535,450
                              ============   ============  ============  ============  ===========
   (2) Including
       undistributed
       (distributions in
       excess of) net
       investment income....  $   (526,577)  $   (406,289) $   (201,032) $    447,256  $    20,788
                              ============   ============  ============  ============  ===========
 --------

* Emerging Markets Fund commenced operations on January 2, 1998.

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS
 For a Fund share outstanding throughout each period.

                            NET ASSET    NET       NET REALIZED              DIVIDENDS    DIVIDENDS
                             VALUE,   INVESTMENT  AND UNREALIZED TOTAL FROM   FROM NET   IN EXCESS OF
                            BEGINNING   INCOME    GAIN (LOSS) ON INVESTMENT  INVESTMENT NET INVESTMENT
                            OF PERIOD   (LOSS)     INVESTMENTS   OPERATIONS    INCOME       INCOME
                            --------- ----------  -------------- ----------  ---------- --------------
  INTERNATIONAL FUND --
    (7/21/87*)
   Year Ended March 31,
   1994...................   $ 8.66     $ 0.05        $ 1.88       $ 1.93      $(0.02)      $(0.12)
   1995...................    10.44       0.10         (0.29)       (0.19)        --         (0.11)
   1996...................     9.82       0.10          1.15         1.25       (0.08)       (0.01)
   1997...................    10.91       0.09          0.63         0.72       (0.10)         --
   1998...................    11.34       0.04          2.11         2.15       (0.02)       (0.04)
   Six Months Ended
    September 30, 1998
    (Unaudited)...........    13.00       0.05         (2.27)       (2.22)      (0.07)         --
  PACIFIC/ASIA FUND --
    (12/31/92*)
   Year Ended March 31,
   1994...................   $ 7.54     $ 0.08        $ 2.81       $ 2.89      $(0.05)      $(0.06)
   1995...................    10.04       0.08         (0.58)       (0.50)      (0.03)       (0.23)
   1996...................     8.45       0.12          1.33         1.45       (0.09)       (0.01)
   1997...................     9.78       0.07         (0.53)       (0.46)      (0.07)         --  ++
   1998...................     9.09       0.01         (2.52)       (2.51)      (0.01)       (0.05)
   Six Months Ended
    September 30, 1998
    (Unaudited)...........     6.52      (0.08)        (1.46)       (1.54)      (0.20)         --
  PAN EUROPEAN FUND --
    (12/31/92*)
   Year Ended March 31,
   1994...................   $ 7.34     $ 0.03        $ 0.70       $ 0.73         --        $(0.04)
   1995...................     8.03       0.09          0.25         0.34      $(0.09)         --
   1996...................     8.19       0.11          1.35         1.46       (0.10)         --
   1997...................     9.19       0.11          2.01         2.12       (0.10)         --  ++
   1998...................    10.94      (0.01)         4.01         4.00         --           --
   Six Months Ended
    September 30, 1998
    (Unaudited)...........    14.13       0.05         (2.13)       (2.08)        --           --
  LATIN AMERICA FUND --
    (12/31/92*)
   Year Ended March 31,
   1994...................   $ 7.12     $ 0.05        $ 2.24       $ 2.29      $(0.03)      $(0.02)
   1995...................     9.30       0.01         (2.56)       (2.55)        --         (0.17)
   1996...................     5.86       0.10          1.49         1.59       (0.04)       (0.04)
   1997...................     7.37       0.05          2.09         2.14       (0.05)         --  ++
   1998...................     9.46       0.10          1.22         1.32       (0.02)         --
   Six Months Ended
    September 30, 1998
    (Unaudited)...........    10.60       0.10         (5.51)       (5.41)      (0.06)         --
  EMERGING MARKETS FUND --
    (01/02/98*)
   Period Ended March 31,
   1998...................   $ 7.00        --  ++        --  ++       --  ++      --           --
   Six Months Ended
    September 30, 1998
    (Unaudited)...........     7.00     $ 0.04        $(3.28)      $(3.24)     $(0.02)         --

  * Commencement of operations
 ** Annualized
*** Not Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Amount represents less than $0.01 per share.
 @ The annualized ratio of net operating expenses to average net assets, excluding foreign investment taxes, is 1.65%.

                       See Notes to Financial Statements

                DISTRIBUTIONS
                  IN EXCESS                                                    RATIO OF NET RATIO OF GROSS RATIO OF NET
DISTRIBUTIONS      OF NET                                          NET ASSETS,  OPERATING     OPERATING     INVESTMENT
   FROM NET       REALIZED                  NET ASSET                END OF      EXPENSES      EXPENSES    INCOME (LOSS) PORTFOLIO
REALIZED GAIN      GAIN ON        TOTAL     VALUE, END TOTAL         PERIOD     TO AVERAGE    TO AVERAGE    TO AVERAGE   TURNOVER
ON INVESTMENTS   INVESTMENTS  DISTRIBUTIONS OF PERIOD  RETURN         (000)     NET ASSETS   NET ASSETS+    NET ASSETS     RATE
--------------  ------------- ------------- ---------- ------      ----------- ------------ -------------- ------------- ---------
    $(0.01)           --         $(0.15)      $10.44    22.34 %     $ 55,737       1.53%         1.53%          0.18%       64%
     (0.32)           --          (0.43)        9.82    (1.93)%       64,052       1.47%         1.53%          0.71%       66%
     (0.07)           --          (0.16)       10.91    12.77 %       97,850       1.40%         1.50%          0.82%       39%
     (0.19)           --          (0.29)       11.34     6.78 %      126,815       1.43%         1.51%          0.70%      116%
     (0.31)        $(0.12)        (0.49)       13.00    19.42 %      204,889       1.44%         1.52%          0.32%       37%
       --             --          (0.07)       10.71   (17.18)%***   192,158       1.43%**       1.52%**        0.71%**     16%**
    $(0.28)           --         $(0.39)      $10.04    38.11 %     $ 53,027       1.53%         1.77%          0.54%       68%
     (0.83)           --          (1.09)        8.45    (5.89)%       47,617       1.47%         1.52%          0.85%       69%
     (0.02)           --          (0.12)        9.78    17.22 %       76,192       1.43%         1.51%          1.12%       29%
     (0.16)           --  ++      (0.23)        9.09    (4.80)%       89,945       1.45%         1.52%          0.69%      126%
       --             --          (0.06)        6.52   (27.56)%       43,808       1.48%         1.57%          0.22%       52%
       --             --          (0.20)        4.78   (23.97)%***    20,740       1.56%**       1.66%**        0.37%**     39%**
       --             --         $(0.04)      $ 8.03    10.05 %     $ 36,675       1.61%         1.72%          0.06%       30%
    $(0.09)           --          (0.18)        8.19     4.33 %       39,977       1.51%         1.57%          1.11%       47%
     (0.36)           --          (0.46)        9.19    18.25 %       47,916       1.46%         1.55%          1.28%       42%
     (0.27)           --          (0.37)       10.94    23.76 %      121,991       1.45%         1.52%          1.23%       82%
     (0.81)           --          (0.81)       14.13    38.02 %      207,636       1.43%         1.50%         (0.13%       40%
       --             --            --         12.05   (14.72)%***   180,076       1.42%**       1.49%**        0.65%**     27%**
    $(0.06)           --         $(0.11)      $ 9.30    32.25 %     $ 39,282       1.49%         1.71%          0.29%       51%
       --          $(0.72)        (0.89)        5.86   (30.47)%       27,344       1.50%         1.57%          0.06%       69%
       --             --          (0.08)        7.37    27.29 %       43,160       1.48%         1.57%          1.12%       54%
       --             --          (0.05)        9.46    29.09 %       70,900       1.48%         1.56%          0.50%       73%
     (0.16)           --          (0.18)       10.60    14.05 %       88,696       1.50%         1.60%          0.88%       77%
       --             --          (0.06)        5.13   (51.24)%***    27,590       1.52%**       1.62%**        1.75%**     13%**
       --             --            --        $ 7.00    (0.14)%***  $  6,535       1.85%**@      2.74%**        2.33%**     --
       --             --         $(0.02)        3.74   (46.40)%***     5,576       1.66%**@      2.38%**        2.12%**      6%**

   FEE
 WAIVERS
 (NOTE 2)
 ---------
    --
  $0.01
   0.01
   0.01
   0.01
   0.01
  $0.04
   0.01
   0.01
   0.01
   0.01
   0.02
  $0.05
    -- ++
   0.01
   0.01
   0.01
   0.01
  $0.03
   0.01
   0.01
   0.01
   0.01
   0.01
    -- ++
  $0.01

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INTERNATIONAL FUND





                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 COMMON STOCKS -- 88.01%
             FRANCE -- 14.23%
      58,142 AXA-UAP.............................................   $  5,327,554
       5,469 Carrefour S.A. .....................................      3,468,799
      26,580 Compagnie Financiere de Paribas.....................      1,433,780
     154,330 Dassault Systemes S.A. .............................      5,843,954
      48,142 Elf Aquitaine S.A. .................................      5,941,865
      45,644 +SGS-Thomson Microelectronics N.V. .................      2,119,716
      25,488 Total S.A., Class B.................................      3,214,112
                                                                    ------------
                                                                      27,349,780
                                                                    ------------
             JAPAN -- 11.15%
      83,000 Canon, Inc. ........................................      1,684,322
     168,600 Credit Saison Co., Ltd. ............................      3,260,835
     159,800 Meitec Corp. .......................................      3,453,553
       1,270 NTT Data Corp. .....................................      4,633,407
      67,500 +Nu Skin Enterprises, Inc., Class A.................        742,500
      28,900 Rohm Co. ...........................................      2,752,381
      70,400 Sony Corp. .........................................      4,894,476
                                                                    ------------
                                                                      21,421,474
                                                                    ------------
             UNITED KINGDOM & POSSESSIONS -- 7.90%
     554,754 Airtours plc........................................      3,347,174
     190,303 Granada Group plc...................................      2,393,464
     320,200 Serco Group plc.....................................      5,774,125
   1,136,192 Siebe plc...........................................      3,669,060
                                                                    ------------
                                                                      15,183,823
                                                                    ------------
             GERMANY -- 7.53%
     132,600 GEA AG..............................................      4,471,894
      12,999 SAP AG..............................................      5,793,253
      33,305 SGL Carbon AG.......................................      2,334,183
      34,225 Siemens AG..........................................      1,871,776
                                                                    ------------
                                                                      14,471,106
                                                                    ------------
             SWITZERLAND -- 6.44%
         185 Lindt & Spruengli AG................................      4,422,631
       3,525 Novartis AG (Registered)............................      5,666,455
         211 Roche Holding AG....................................      2,277,528
                                                                    ------------
                                                                      12,366,614
                                                                    ------------
             AUSTRALIA -- 5.06%
     280,926 Brambles Industries Ltd. ...........................      6,067,467
     434,902 F.H. Faulding & Co., Ltd. ..........................      1,725,034

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
             AUSTRALIA -- (CONTINUED)
      90,820 Lend Lease Corp., Ltd. .............................   $  1,938,493
                                                                    ------------
                                                                       9,730,994
                                                                    ------------
             ITALY -- 4.95%
     748,125 Edison S.p.A. ......................................      5,693,093
   1,189,032 Telecom Italia S.p.A. ..............................      3,825,362
                                                                    ------------
                                                                       9,518,455
                                                                    ------------
             NETHERLANDS -- 4.30%
      98,280 ING Groep N.V. .....................................      4,430,271
      19,991 Wolters Kluwer N.V. ................................      3,839,198
                                                                    ------------
                                                                       8,269,469
                                                                    ------------
             SWEDEN -- 3.65%
      53,466 Autoliv Inc. .......................................      1,470,315
     293,556 Celsius AB, Series B................................      5,543,740
                                                                    ------------
                                                                       7,014,055
                                                                    ------------
             CANADA -- 3.28%
     313,200 Bombardier Inc., Class B............................      3,449,204
      28,683 Northern Telecom Ltd. ..............................        923,205
      83,200 Thomson Corp. ......................................      1,922,517
                                                                    ------------
                                                                       6,294,926
                                                                    ------------
             THAILAND -- 3.01%
     604,928 Banpu Public Co., Ltd. (Registered).................      1,303,394
     749,600 BEC World Public Co., Ltd. (Foreign)................      3,572,238
     506,400 Dhipaya Insurance Public Co., Ltd. .................        275,985
   4,476,000 +Onpa International Public Co., Ltd. (Foreign)......        397,110
      45,800 +Sermsuk Public Co., Ltd. (Foreign).................        232,193
                                                                    ------------
                                                                       5,780,920
                                                                    ------------
             IRELAND -- 2.82%
     445,100 Irish Permanent plc.................................      5,417,753
                                                                    ------------
             DENMARK -- 2.35%
      39,800 Den Danske Bank.....................................      4,514,533
                                                                    ------------
             PORTUGAL -- 2.28%
     162,177 Banco Comercial Portugues S.A. .....................      4,385,109
                                                                    ------------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INTERNATIONAL FUND -- (CONTINUED)





                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
             SINGAPORE -- 2.24%
   1,281,300 Datacraft Asia, Ltd. ...............................   $  3,459,510
     155,400 Singapore Airlines Ltd. (Foreign)...................        852,580
                                                                    ------------
                                                                       4,312,090
                                                                    ------------
             SPAIN -- 2.21%
     396,295 Banco Bilbao Vizcaya S.A. (Registered)..............      4,244,422
                                                                    ------------
             BRAZIL -- 0.98%
      26,829 +Telebras ADR.......................................      1,889,768
                                                                    ------------
             ARGENTINA -- 0.92%
      67,828 YPF S.A. ADR........................................      1,763,528
                                                                    ------------
             SOUTH AFRICA -- 0.75%
     311,800 Sasol Ltd. .........................................      1,430,787
                                                                    ------------
             CHILE -- 0.53%
      47,880 Vina Concha Y Toro S.A. ADR.........................      1,023,435
                                                                    ------------
             INDIA -- 0.42%
     194,500 Mahindra & Mahindra Ltd. GDR........................        797,450
                                                                    ------------
             HUNGARY -- 0.32%
       3,300 ++Gedeon Richter Rt. ...............................         99,000
      17,280 Gedeon Richter Rt. GDR (Registered).................        518,400
                                                                    ------------
                                                                         617,400
                                                                    ------------
             INDONESIA -- 0.32%
   1,399,405 PT Tambang Timah (Foreign)..........................        617,190
                                                                    ------------
             TURKEY -- 0.20%
  62,650,000 Global Menkul Degerler A.S. ........................        378,389
                                                                    ------------
             MEXICO -- 0.12%
     136,400 Sanluis Corporacion S.A. de C.V. ...................        227,623
                                                                    ------------
             PHILIPPINES -- 0.05%
   6,578,152 +Metro Pacific Corp. ...............................         92,245
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $172,851,290).................................    169,113,338
                                                                    ------------

   NO. OF                                                             VALUE
  WARRANTS                                                           (NOTE 1)
 -----------                                                       ------------

 WARRANTS -- 0.43%
             PHILIPPINES -- 0.43%
   3,908,400 +QueenBee Restaurants --
             Jollibee Foods Corp.,
             expiring 03/24/03 at $19.25 (Cost $1,529,872)......   $    835,589
                                                                   ------------
  PRINCIPAL
   AMOUNT
 -----------
 CONVERTIBLE BONDS--0.24%
             PORTUGAL -- 0.24%
 $     4,500 Banco Comercial Portugues S.A., Series A
             (Preferred)
             8.00%, 12/31/2049
             (Cost $524,610)....................................        454,500
                                                                   ------------
 DEMAND NOTES -- 13.17%
             UNITED STATES -- 13.17%
  12,600,000 Associates Corp. of North America Master Notes.....     12,600,000
  12,710,000 General Electric Co. Promissory Notes..............     12,710,000
                                                                   ------------
             TOTAL DEMAND NOTES
             (Cost $25,310,000).................................     25,310,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $200,215,772*)...................................... 101.85% $195,713,427
OTHER ASSETS & LIABILITIES (NET)..........................  (1.85)   (3,555,025)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $192,158,402
                                                           ======  ============

--------
*--   Aggregate cost for Federal tax and book purposes.
+--   Non-income producing
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998 these securities amounted to $99,000 or 0.05% of net assets.
ADR-- American Depositary Receipt
GDR-- Global Depositary Receipt

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
INTERNATIONAL FUND -- (CONTINUED)

 FORWARD FOREIGN CURRENCY CONTRACTS

   Under the terms of forward foreign currency contracts open at 9/30/98, the International Fund is obligated to deliver currency in exchange for U.S. dollars as indicated below:

                  CURRENCY          IN                                NET
                     TO          EXCHANGE  SETTLEMENT              UNREALIZED
                   DELIVER         FOR        DATE      VALUE    (DEPRECIATION)
              ----------------- ---------- ---------- ---------- --------------
  Sales...... JPY 1,079,120,000 $8,000,000   3/3/99   $8,078,300   $(78,300)

 --------

 JPY -- Japanese Yen

   At September 30, 1998, sector diversification of the Fund's investment portfolio was as follows:

                                                            % OF
                                                            NET       MARKET
  SECTOR DIVERSIFICATION                                   ASSETS     VALUE
  ----------------------                                   ------  ------------
  Technology..............................................  17.77% $ 34,141,740
  Financial...............................................  17.12    32,893,035
  Consumer Cyclical.......................................  17.06    32,786,225
  Demand Notes............................................  13.17    25,310,000
  Consumer Staples........................................  11.86    22,783,127
  Transportation..........................................   9.08    17,455,161
  Energy..................................................   8.65    16,612,598
  Raw/Intermediate Materials..............................   4.14     7,963,082
  Capital Goods...........................................   3.00     5,768,459
                                                           ------  ------------
  Total Investments....................................... 101.85% $195,713,427
  Other Assets and Liabilities (Net)......................  (1.85)   (3,555,025)
                                                           ------  ------------
  Net Assets.............................................. 100.00% $192,158,402
                                                           ======  ============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
PACIFIC/ASIA FUND





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 95.60%
            JAPAN -- 33.45%
     17,430 AFLAC, Inc............................................   $   497,844
     21,500 Canon Inc.............................................       436,300
     37,800 Credit Saison Co., Ltd................................       731,077
      1,100 Don Quijote Co., Ltd..................................        70,916
      3,000 +Fujitsu Support and Service Inc......................       114,286
     22,700 Meitec Corp...........................................       490,586
     26,000 Miura Co., Ltd........................................       314,286
        190 NTT Data Corp.........................................       693,187
     15,300 +Nu Skin Enterprises, Inc., Class A...................       168,300
      8,000 Rohm Co...............................................       761,905
      5,000 Ryohin Keikaku Co., Ltd...............................       505,495
      5,900 Sony Corp. ...........................................       410,190
     21,000 Taisho Pharmaceutical Co., Ltd........................       441,538
     63,400 Terumo Corp...........................................     1,302,835
                                                                     -----------
                                                                       6,938,745
                                                                     -----------
            KOREA -- 9.72%
    119,950 Medison Co., Ltd......................................     1,192,157
      7,100 S1 Corp...............................................       823,263
                                                                     -----------
                                                                       2,015,420
                                                                     -----------
            SINGAPORE -- 9.40%
    366,900 Datacraft Asia Ltd. ..................................       990,630
    174,900 Singapore Airlines Ltd. (Foreign).....................       959,564
                                                                     -----------
                                                                       1,950,194
                                                                     -----------
            AUSTRALIA -- 9.18%
     52,462 Brambles Industries Ltd...............................     1,133,079
     83,651 F.H. Faulding & Co., Ltd..............................       331,801
     20,543 Lend Lease Corp., Ltd.................................       438,477
                                                                     -----------
                                                                       1,903,357
                                                                     -----------
            THAILAND -- 9.17%
    100,050 +Ayudhya Jardine CMG Life Assurance (Foreign).........        38,042
    130,067 +Banpu Public Co., Ltd. (Registered)..................       280,246
    161,800 BEC World Public Co., Ltd. (Foreign)..................       771,062
    211,300 Matichon Public Co., Ltd. (Foreign)...................       188,804
    958,000 +Onpa International Public Co., Ltd. (Foreign)........        84,994
     70,700 +Sermsuk Public Co., Ltd. (Foreign)...................       358,428

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- (CONTINUED)
            THAILAND -- (CONTINUED)
     79,500 Thai Reinsurance Public Co., Ltd. (Foreign)...........   $   133,004
    213,200 +Thai Stanley Electric Public Co., Ltd. (Foreign).....        47,017
                                                                     -----------
                                                                       1,901,597
                                                                     -----------
            HONG KONG -- 8.82%
    952,000 Cafe de Coral Holdings, Ltd...........................       297,949
    313,900 Varitronix International Ltd..........................       609,707
  5,296,000 Yanzhou Coal Mining Co., Ltd..........................       922,732
                                                                     -----------
                                                                       1,830,388
                                                                     -----------
            NEW ZEALAND -- 6.52%
  1,080,000 Restaurant Brands New Zealand Ltd.....................       432,086
    179,231 Telecom Corp. of New Zealand Ltd......................       685,696
    172,800 Tranz Rail Holdings Ltd. .............................       234,191
                                                                     -----------
                                                                       1,351,973
                                                                     -----------
            PHILIPPINES -- 4.53%
    265,000 Manila Electric Co., Class B..........................       508,678
     26,106 ++Manila Electric Co. GDR.............................       249,125
 12,963,431 +Metro Pacific Corp...................................       181,786
                                                                     -----------
                                                                         939,589
                                                                     -----------
            INDONESIA -- 3.04%
  1,429,187 PT Tambang Timah (Foreign)............................       630,325
                                                                     -----------
            TAIWAN -- 1.77%
    472,800 Want Want Holdings Ltd................................       366,420
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $30,754,053)....................................    19,828,008
                                                                     -----------
   NO. OF
  WARRANTS
 ----------
 WARRANTS -- 1.32%
            PHILIPPINES -- 1.32%
  1,284,000 +QueenBee Restaurants --
             Jollibee Foods Corp.,
            expiring 03/24/03 at $19.25
            (Cost $556,400).......................................       274,510
                                                                     -----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
PACIFIC/ASIA FUND -- (CONTINUED)





   NO. OF                                                               VALUE
   RIGHTS                                                             (NOTE 1)
 ----------                                                          -----------

 RIGHTS --  0.15%
            KOREA -- 0.15%
     10,909 x/+Medison Co., Ltd.
              (Cost $0)...........................................   $    30,720
                                                                     -----------

TOTAL INVESTMENTS
(Cost $31,310,453*)........................................  97.07% $20,133,238
OTHER ASSETS & LIABILITIES (NET)...........................   2.93      607,099
                                                            ------  -----------
NET ASSETS................................................. 100.00% $20,740,337
                                                            ======  ===========

*--    Aggregate cost for Federal tax and book purposes.
+--    Non-income producing
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998 these securities amounted to $249,125 or 1.20% of net assets.
x--    Security is valued at fair value. See Note 1 to financial statements.
GDR -- Global Depositary Receipt

FORWARD FOREIGN CURRENCY CONTRACTS

  Under the terms of forward foreign currency contracts open at 9/30/98, the Pacific/Asia Fund is obligated to deliver currency in exchange for U.S. dollars as indicated below:

                     CURRENCY         IN                               NET
                        TO         EXCHANGE  SETTLEMENT             UNREALIZED
                      DELIVER        FOR        DATE      VALUE    APPRECIATION
                  --------------- ---------- ---------- ---------- ------------
Sales............ JPY 399,315,000 $3,000,000   3/3/99   $2,989,275   $10,725

--------
JPY -- Japanese Yen

   At September 30, 1998, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Technology...............................................  24.55% $ 5,090,669
  Consumer Staples.........................................  17.07    3,541,782
  Consumer Cyclical........................................  16.88    3,501,405
  Transportation...........................................  10.09    2,092,644
  Financial................................................   9.74    2,020,230
  Raw/Intermediate Materials...............................   8.84    1,833,303
  Utilities................................................   6.96    1,443,498
  Capital Goods............................................   2.94      609,707
                                                            ------  -----------
  Total Investments........................................  97.07% $20,133,238
  Other Assets and Liabilities (Net).......................   2.93      607,099
                                                            ------  -----------
  Net Assets............................................... 100.00% $20,740,337
                                                            ======  ===========

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
PAN EUROPEAN FUND





                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 COMMON STOCKS -- 91.63%
             FRANCE -- 18.07%
      55,389 AXA.................................................   $  5,075,297
       9,773 Carrefour S.A. .....................................      6,198,679
     186,680 Dassault Systemes S.A. .............................      7,068,939
      53,242 Elf Aquitaine S.A. .................................      6,571,325
      62,350 +ST Microelectronics N.V. ..........................      2,895,545
      37,473 Total S.A., Class B.................................      4,725,456
                                                                    ------------
                                                                      32,535,241
                                                                    ------------
             UNITED KINGDOM & POSSESSIONS -- 13.53%
     639,950 Airtours plc........................................      3,861,214
     604,800 Capita Group plc....................................      6,229,223
     222,233 Granada Group plc...................................      2,795,051
     388,000 Serco Group plc.....................................      6,996,754
   1,387,396 Siebe plc...........................................      4,480,263
                                                                    ------------
                                                                      24,362,505
                                                                    ------------
             GERMANY -- 10.48%
     166,689 GEA AG..............................................      5,621,535
      12,180 SAP AG..............................................      5,428,250
      33,650 SGL Carbon AG.......................................      2,358,362
       7,806 Sartorius AG........................................      2,291,206
      57,880 Siemens AG..........................................      3,165,475
                                                                    ------------
                                                                      18,864,828
                                                                    ------------
             SWITZERLAND -- 8.32%
         237 Lindt & Spruengli AG................................      5,665,749
       4,102 Novartis AG (Registered)............................      6,593,986
         252 Roche Holding AG....................................      2,720,081
                                                                    ------------
                                                                      14,979,816
                                                                    ------------
             NETHERLANDS -- 7.59%
      99,642 ING Groep N.V. .....................................      4,491,667
     115,097 Koninklijke Ahrend Groep N.V. ......................      2,138,895
      36,619 Wolters Kluwer N.V. ................................      7,032,544
                                                                    ------------
                                                                      13,663,106
                                                                    ------------
             IRELAND -- 7.31%
     448,336 Irish Continental Group plc.........................      5,557,580
     513,800 Irish Permanent plc.................................      6,253,969
     414,500 IWP International plc...............................      1,361,919
                                                                    ------------
                                                                      13,173,468
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
             SPAIN -- 6.95%
     440,500 +Banco Bilbao Vizcaya S.A., (Registered)............   $  4,717,869
     628,425 Prosegur Cia de Seguridad S.A. (Registered).........      7,793,320
                                                                    ------------
                                                                      12,511,189
                                                                    ------------
             ITALY -- 6.02%
     840,500 Edison S.p.A. ......................................      6,396,050
   1,382,040 Telecom Italia S.p.A. ..............................      4,446,308
                                                                    ------------
                                                                      10,842,358
                                                                    ------------
             SWEDEN -- 4.74%
      78,500 Autoliv AB..........................................      2,158,750
     337,511 Celsius AB, Series B................................      6,373,820
                                                                    ------------
                                                                       8,532,570
                                                                    ------------
             PORTUGAL -- 3.17%
     210,974 Banco Comercial Portugues S.A. .....................      5,704,532
                                                                    ------------
             DENMARK -- 2.68%
      42,636 Den Danske Bank.....................................      4,836,222
                                                                    ------------
             TURKEY -- 1.11%
 108,200,000 Global Menkul Degerler A.S. ........................        653,500
 140,670,034 +Medya Holding......................................        824,248
  32,566,875 Turk Sise ve Cam Fabrikalari A.S. ..................        522,564
                                                                    ------------
                                                                       2,000,312
                                                                    ------------
             CROATIA -- 1.02%
     103,850 ++Pliva d.d. GDR....................................      1,386,626
      36,900 Pliva d.d. GDR (Registered).........................        458,482
                                                                    ------------
                                                                       1,845,108
                                                                    ------------
             HUNGARY -- 0.64%
       4,700 ++Gedeon Richter Rt. ...............................        140,413
      33,800 Gedeon Richter Rt. GDR (Registered).................      1,009,775
                                                                    ------------
                                                                       1,150,188
                                                                    ------------
             TOTAL COMMON STOCKS (Cost $148,231,457).............    165,001,443
                                                                    ------------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
PAN EUROPEAN FUND -- (CONTINUED)





                                                                      VALUE
   SHARES                                                            (NOTE 1)
 -----------                                                       ------------

 PREFERRED STOCKS -- 4.43%
             PORTUGAL -- 3.25%
     455,800 Lusomundo S.A. ....................................   $  5,858,612
                                                                   ------------
             GERMANY -- 1.18%
       6,534 SAP AG-VORZUG......................................      2,113,550
                                                                   ------------
             TOTAL PREFERRED STOCKS (Cost $7,795,872)...........      7,972,162
                                                                   ------------
  PRINCIPAL
   AMOUNT
 -----------
 CONVERTIBLE BOND -- 0.41%
             PORTUGAL -- 0.41%
 $     7,400 Banco Comercial Portugues S.A., Series A
             (Preferred)
             8.00%, 12/31/2049
             (Cost $862,100)....................................        747,400
                                                                   ------------

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 DEMAND NOTES -- 2.55%
             UNITED STATES -- 2.55%
 $ 2,200,000 Associates Corp. of North America Master Notes......   $  2,200,000
   2,391,000 General Electric Co. Promissory Notes...............      2,391,000
                                                                    ------------
             TOTAL DEMAND NOTES
             (Cost $4,591,000)...................................      4,591,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $161,480,429*)......................................  99.02% $178,312,005
OTHER ASSETS & LIABILITIES (NET)..........................   0.98     1,764,044
                                                           ------  ------------
NET ASSETS................................................ 100.00% $180,076,049
                                                           ======  ============

--------
*--    Aggregate cost for Federal tax and book purposes.
+--    Non-income producing
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
       September 30, 1998 these securities amounted to $1,527,039 or 0.85% of net assets.
GDR -- Global Depositary Receipt
   At September 30, 1998, sector diversification of the Fund's investment portfolio was as follows:

                                                            % OF
                                                            NET       MARKET
  SECTOR DIVERSIFICATION                                   ASSETS     VALUE
  ----------------------                                   ------  ------------
  Consumer Cyclical.......................................  29.54% $ 53,196,789
  Consumer Staples........................................  18.65    33,591,386
  Financial...............................................  18.04    32,480,456
  Technology..............................................   8.81    15,863,351
  Holding Company Diversified.............................   6.50    11,700,561
  Energy..................................................   6.27    11,296,781
  Capital Goods...........................................   4.88     8,787,010
  Demand Notes............................................   2.55     4,591,000
  Utilities...............................................   2.47     4,446,309
  Raw/Intermediate Materials..............................   1.31     2,358,362
                                                           ------  ------------
  Total Investments.......................................  99.02% $178,312,005
  Other Assets and Liabilities (Net)......................   0.98     1,764,044
                                                           ------  ------------
  Net Assets.............................................. 100.00% $180,076,049
                                                           ======  ============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
LATIN AMERICA FUND





                                                                       VALUE
    SHARES                                                           (NOTE 1)
 -------------                                                      -----------

 COMMON STOCKS -- 77.31%
               MEXICO -- 32.34%
     2,772,500 +Biper S.A. de C.V., Series B.....................   $   506,219
       353,082 Cemex S.A., CPO...................................       776,385
       348,593 +Corporacion GEO S.A., Class B....................       653,591
       575,000 Corporacion Moctezuma S.A. de C.V., Series B2.....       496,711
        35,518 Fomento Economico Mexicano S.A. de C.V., Series
               B.................................................       697,041
       330,500 Grupo Continental S.A. ...........................       875,969
     1,443,600 Grupo Elektra S.A. de C.V. CPO....................       538,498
        80,100 +Grupo Televisa S.A. CPO..........................       774,502
       251,645 +Industrias CH S.A., Series B.....................       533,575
       268,300 Industrias Penoles S.A. ..........................       816,462
       317,800 Organizacion Soriana S.A. de C.V., Series B.......       764,317
       280,800 Sanluis Corporacion S.A. de C.V. .................       468,597
        73,000 Tubos de Acero de Mexico S.A. ....................       515,952
        77,100 TV Azteca S.A. de C.V. ADR........................       505,969
                                                                    -----------
                                                                      8,923,788
                                                                    -----------
               BRAZIL -- 29.19%
        65,600 CBD Grupo Pao de Acucar ADR.......................       856,900
        15,767 Cemig ADR.........................................       348,665
 1,888,559,000 +CERJ.............................................       669,137
        71,900 Cia Vale do Rio Doce..............................       770,314
       138,300 Copel ADR.........................................       881,662
    77,711,400 +Embratel Participacoes S.A. .....................     3,343,413
    77,711,400 +Telebras.........................................           --
    77,711,400 +Tele Celular Sul Participacoes S.A. .............           --
    77,711,400 +Tele Centro Oeste Celular Participacoes S.A. ....           --
    77,711,400 +Tele Centro Sul Participacoes S.A. ..............           --
    77,711,400 +Tele Leste Celular Participacoes S.A. ...........           --
    77,711,400 +Telemig Celular Participacoes S.A. ..............           --
    77,711,400 +Tele Nordeste Celular Participacoes S.A. ........           --

                                                                        VALUE
    SHARES                                                            (NOTE 1)
 -------------                                                       -----------

 COMMON STOCKS -- (CONTINUED)
               BRAZIL -- (CONTINUED)
    77,711,400 +Tele Norte Celular Participacoes S.A. ............           --
    77,711,400 +Tele Norte Leste Participacoes S.A. ..............           --
    77,711,400 +Tele Sudeste Celular Participacoes S.A. ..........           --
     9,348,600 +Telesp............................................   $   906,942
    77,711,400 +Telesp Celular Participacoes S.A. ................           --
    11,056,000 +Telesp Celular S.A................................       275,328
    77,711,400 +Telesp Participacoes S.A..........................           --
                                                                     -----------
                                                                       8,052,361
                                                                     -----------
               ARGENTINA -- 6.34%
       202,715 Banco de Galicia y Buenos Aires S.A., Class B......       796,790
        36,683 YPF S.A. ADR.......................................       953,758
                                                                     -----------
                                                                       1,750,548
                                                                     -----------
               CHILE -- 4.84%
       129,660 Linea Aerea Nacional Chile S.A. ADR................       445,706
        41,609 Vina Concha y Toro S.A. ADR........................       889,392
                                                                     -----------
                                                                       1,335,098
                                                                     -----------
               PERU -- 3.26%
         2,256 Credicorp Ltd. ....................................        16,498
       727,963 Minsur S.A. .......................................       882,235
                                                                     -----------
                                                                         898,733
                                                                     -----------
               VENEZUELA -- 1.34%
        60,466 Siderurgica Venezolana Sivensa ADR.................       369,834
                                                                     -----------
               TOTAL COMMON STOCKS (Cost $42,898,211).............    21,330,362
                                                                     -----------
 PREFERRED STOCKS -- 17.45%
               BRAZIL -- 17.45%
     1,823,400 CELESC.............................................       830,636
    25,992,874 Cemig..............................................       565,730
        17,784 Cia Vale do Rio Doce...............................       262,544
   470,454,000 Coelce.............................................       654,842
    19,397,000 Copel..............................................       127,633
   139,449,700 Gerdau S.A.........................................     1,211,686

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
LATIN AMERICA FUND -- (CONTINUED)





                                                                        VALUE
    SHARES                                                            (NOTE 1)
 -------------                                                       -----------

 PREFERRED STOCKS -- (CONTINUED)
               BRAZIL -- (CONTINUED)
    11,281,599 Petrobras..........................................   $ 1,160,994
                                                                     -----------
               TOTAL PREFERRED STOCKS (Cost $11,160,483)..........     4,814,065
                                                                     -----------
    NO. OF
    RIGHTS
 -------------
 RIGHTS -- 0.00%
               BRAZIL -- 0.00%
        40,607 x/ +Cia Riograndense de   Telecomunicacoes
                 (Cost $0)........................................           715
                                                                     -----------

   PRINCIPAL                                                           VALUE
    AMOUNT                                                           (NOTE 1)
 -------------                                                      -----------

 CONVERTIBLE BONDS -- 0.00%
               BRAZIL -- 0.00%
 $      45,600 Cia Vale do Rio Doce
               Zero Coupon, 07/01/06
               (Cost $230).......................................           --
                                                                    -----------
 DEMAND NOTES -- 3.96%
               UNITED STATES -- 3.96%
     1,091,000 General Electric Co. Promissory Notes
               (Cost $1,091,000).................................   $ 1,091,000
                                                                    -----------

TOTAL INVESTMENTS (Cost $55,149,924*)......................  98.72% $27,236,142
OTHER ASSETS & LIABILITIES (NET)...........................   1.28      353,520
                                                            ------  -----------
NET ASSETS................................................. 100.00% $27,589,662
                                                            ======  ===========

--------
*--    Aggregate cost for Federal tax and book purposes.
+--    Non-income producing
x--    Security is valued at fair value. See Note 1 to financial statements.
ADR -- American Depositary Receipt


   At September 30, 1998, sector diversification of the Fund's investment portfolio was as follows:

                                                             % OF
                                                             NET      MARKET
  SECTOR DIVERSIFICATION                                    ASSETS     VALUE
  ----------------------                                    ------  -----------
  Consumer Cyclical........................................  20.61% $ 5,686,821
  Utilities................................................  18.99    5,239,299
  Raw/Intermediate Materials...............................  18.49    5,100,058
  Technology...............................................  18.24    5,032,616
  Consumer Staples.........................................  12.03    3,319,302
  Demand Notes.............................................   3.95    1,091,000
  Energy...................................................   3.46      953,758
  Financial................................................   2.95      813,288
                                                            ------  -----------
  Total Investments........................................  98.72% $27,236,142
  Other Assets and Liabilities (Net).......................   1.28      353,520
                                                            ------  -----------
  Net Assets............................................... 100.00% $27,589,662
                                                            ======  ===========

                      See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
EMERGING MARKETS FUND





                                                                        VALUE
   SHARES                                                              (NOTE 1)
 ----------                                                           ----------

 COMMON STOCKS -- 59.00%
            BRAZIL -- 13.46%
      8,200 CBD Grupo Pao de Acucar ADR............................   $  107,112
  9,277,400 Cemig..................................................      133,049
     12,990 Cia Vale do Rio Doce...................................      139,171
  5,510,000 +Embratel Participacoes S.A. ..........................      237,059
  5,510,000 +Telebras..............................................          --
  5,510,000 +Tele Celular Sul Participacoes S.A. ..................          --
  5,510,000 +Tele Centro Oeste Celular Participacoes S.A. .........          --
  5,510,000 +Tele Centro Sul Participacoes S.A. ...................          --
  5,510,000 +Tele Leste Celular Participacoes S.A. ................          --
  5,510,000 +Telemig Celular Participacoes S.A. ...................          --
  5,510,000 +Tele Nordeste Celular Participacoes S.A. .............          --
  5,510,000 +Tele Norte Celular Participacoes S.A. ................          --
  5,510,000 +Tele Norte Leste Participacoes S.A. ..................          --
  5,510,000 +Tele Sudeste Celular Participacoes S.A. ..............          --
  1,098,000 +Telesp................................................      106,521
  5,510,000 +Telesp Celular Participacoes S.A. ....................          --
  1,098,000 +Telesp Celular S.A. ..................................       27,343
  5,510,000 +Telesp Participacoes S.A. ............................          --
                                                                      ----------
                                                                         750,255
                                                                      ----------
            MEXICO -- 11.82%
    314,000 +Biper S.A. de C.V., Series B..........................       57,332
     67,300 Cifra S.A. de C.V., Series V...........................       81,920
      6,080 Fomento Economico Mexicano S.A. de C.V., Series B......      119,320
     47,200 Grupo Continental S.A. ................................      125,101
    139,900 Grupo Elektra S.A. de C.V. CPO.........................       52,186
      5,810 +Grupo Televisa S.A. GDR...............................      112,206
      2,500 Telefonos de Mexico S.A., Class L ADR..................      110,625
                                                                      ----------
                                                                         658,690
                                                                      ----------
            HUNGARY -- 6.06%
      2,015 Gedeon Richter Rt. GDR (Registered)....................       60,450
      4,000 ++MOL Magyar Olaj-es Gazipari Rt. GDR..................       77,584
      2,600 OPT Bank Rt. ..........................................       73,813
      3,550 Pannonplast Rt. .......................................       81,277

                                                                        VALUE
   SHARES                                                              (NOTE 1)
 ----------                                                           ----------

 COMMON STOCKS -- (CONTINUED)
            HUNGARY -- (CONTINUED)
     21,670 Zalakeramia Rt. GDR....................................   $   44,965
                                                                      ----------
                                                                         338,089
                                                                      ----------
            ARGENTINA -- 5.26%
     25,285 Banco de Galicia y Buenos Aires S.A., Class B..........       99,385
      3,700 Telecom Argentina Stet-France Telecom S.A. ADR.........      109,844
      3,240 YPF S.A. ADR...........................................       84,240
                                                                      ----------
                                                                         293,469
                                                                      ----------
            PERU -- 4.53%
     25,000 Cia de Minas Buenaventura S.A., Class T................      157,304
     78,690 Minsur S.A. ...........................................       95,366
                                                                      ----------
                                                                         252,670
                                                                      ----------
            SOUTH AFRICA -- 3.94%
    138,690 Metro Cash & Carry Ltd. ...............................       69,428
      9,959 South African Breweries Ltd. ..........................      150,241
                                                                      ----------
                                                                         219,669
                                                                      ----------
            CHILE -- 3.07%
     13,600 Linea Aerea Nacional Chile SP ADR......................       46,750
      5,816 Vina Concha y Toro S.A. ADR............................      124,317
                                                                      ----------
                                                                         171,067
                                                                      ----------
            TURKEY -- 2.70%
     28,000 ++Akbank T.A.S. ADR....................................       76,300
 12,300,000 Global Menkul Degerler A.S. ...........................       74,289
                                                                      ----------
                                                                         150,589
                                                                      ----------
            KOREA -- 1.96%
     15,500 SK Telecom Co. Ltd. ADR................................      109,469
                                                                      ----------
            HONG KONG -- 1.94%
      3,600 +China Telecom (Hong Kong) Ltd. ADR....................      108,000
                                                                      ----------
            MALAYSIA -- 1.92%
     53,200 O.Y.L. Industries Bhd. ................................      107,100
                                                                      ----------
            INDIA -- 1.68%
     22,800 Mahindra & Mahindra Ltd. GDR...........................       93,480
                                                                      ----------
            CZECH REPUBLIC -- 0.66%
      5,550 +CKD Praha Holding A.S. ...............................       36,897
                                                                      ----------
            TOTAL COMMON STOCKS
            (Cost $5,981,822)......................................    3,289,444
                                                                      ----------

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)
EMERGING MARKETS FUND -- (CONTINUED)





                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          ----------

 PREFERRED STOCKS -- 9.90%
            BRAZIL -- 9.90%
      7,000 Cia Vale do Rio Doce..................................   $  103,341
 70,184,000 Coelce................................................       97,692
 15,658,000 Copel.................................................      103,031
 12,868,000 Gerdau S.A. ..........................................      111,811
  1,323,000 Petrobras.............................................      136,150
                                                                     ----------
            TOTAL PREFERRED STOCKS
            (Cost $1,098,397).....................................      552,025
                                                                     ----------
 PRINCIPAL
   AMOUNT
 ----------
 CONVERTIBLE BONDS -- 2.35%
            POLAND -- 2.35%
 $  214,000 Elektrim S.A., 2.00%, 05/30/04
            (Cost $135,424).......................................      130,753
                                                                     ----------
 U.S. GOVERNMENT OBLIGATIONS -- 35.58%
  2,000,000 U.S. Treasury Bill, 4.14%, 12/10/98 (Cost
            $1,983,900)...........................................    1,983,900
                                                                     ----------

 PRINCIPAL                                                             VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                          ----------

 REPURCHASE AGREEMENT -- 5.86%
            UNITED STATES -- 5.86%
 $  327,000 Agreement with Chase Securities, Inc. Government
            Dealership 5.25%, dated 09/30/98, due 10/01/98, to be
            repurchased at $327,048 collateralized by $280,000
            U.S. Treasury Notes 7.875%, due 11/15/04, valued at
            $340,522 (Cost $327,000)..............................   $  327,000
                                                                     ----------

TOTAL INVESTMENTS (Cost $9,526,543*)........................ 112.69% $6,283,122
OTHER ASSETS & LIABILITIES (NET)............................ (12.69)   (707,492)
                                                             ------  ----------
NET ASSETS.................................................. 100.00% $5,575,630
                                                             ======  ==========

--------
*--    Aggregate cost for Federal tax and book purposes.
+--    Non-income producing
++-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998 these securities amounted to $153,884 or 2.76% of net assets.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

   At September 30, 1998, sector diversification of the Fund's investment portfolio was as follows:

                                                              % OF
                                                              NET      MARKET
  SECTOR DIVERSIFICATION                                     ASSETS    VALUE
  ----------------------                                     ------  ----------
  U.S. Treasury Obligations.................................  35.58% $1,983,900
  Utilities.................................................  14.22     792,993
  Consumer Staples..........................................  13.95     777,439
  Technology................................................  10.73     598,175
  Raw/Intermediate Materials................................  10.49     584,929
  Consumer Cyclical.........................................   8.12     452,928
  Repurchase Agreements.....................................   5.86     327,000
  Financial.................................................   5.81     323,787
  Energy....................................................   5.35     297,974
  Holding Company Diversified...............................   1.92     107,100
  Capital Goods.............................................   0.66      36,897
                                                             ------  ----------
  Total Investments......................................... 112.69% $6,283,122
  Other Assets and Liabilities (Net)........................ (12.69)   (707,492)
                                                             ------  ----------
  Net Assets................................................ 100.00% $5,575,630
                                                             ======  ==========

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for International Fund, Pacific/Asia Fund, Pan European Fund, Latin America Fund and Emerging Markets Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. are presented separately.

  (A) PORTFOLIO VALUATION:

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Investments in securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there was no recent sale, at the last current bid quotation.

    Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of discount on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies and deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1998, the Pacific/Asia Fund had a capital loss carryforward for Federal tax purposes available to offset net capital gains of approximately $4,966,000 which will expire on March 31, 2006.

    At September 30, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

                                                                       NET
                                       TAX BASIS     TAX BASIS      UNREALIZED
                                       UNREALIZED    UNREALIZED    APPRECIATION
                                      APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                      ------------ -------------- --------------
   International Fund................ $24,584,010   $(29,086,355)  $ (4,502,345)
   Pacific/Asia Fund.................   1,501,180    (12,678,395)   (11,177,215)
   Pan European Fund.................  32,384,224    (15,552,648)    16,831,576
   Latin America Fund................   1,858,487    (29,772,269)   (27,913,782)
   Emerging Markets Fund.............     155,221     (3,398,642)    (3,243,421)

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS:

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 1% of the average daily net assets of each of the International Fund, Pacific/Asia Fund, Pan European Fund and Latin America Fund and 1.25% of the average daily net assets of the Emerging Markets Fund. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust CT, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, at the annual rate of
 .20% of the average daily net assets of each Portfolio. For the six months ended September 30, 1998, administration fees charged by U.S. Trust CT were as follows:

   International Fund................................................... $91,076
   Pacific/Asia Fund....................................................  13,289
   Pan European Fund....................................................  94,374
   Latin America Fund...................................................  26,714
   Emerging Markets Fund................................................   2,596

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Pacific/Asia Fund, Pan European Fund and Latin America Fund to maintain an annual expense ratio of not more than 1.67% and for Emerging Markets Fund to maintain an annual expense ratio of not more than 1.65%. For the six months ended September 30, 1998, U.S. Trust voluntarily waived investment advisory fees totaling $17,808 for Emerging Markets Fund.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative services fees paid to affiliates of U.S. Trust amounted to $219,326 for the six months ended September 30, 1998. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the six months ended September 30, 1998, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
   International Fund.................................  $101,286      $ 198
   Pacific/Asia Fund..................................    15,853         61
   Pan European Fund..................................    84,341      1,941
   Latin America Fund.................................    32,713        723
   Emerging Markets Fund..............................     4,579        --

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the sponsor and distributor of Excelsior Fund.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1998, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                          PURCHASES     SALES
                                                         ----------- -----------
   International Fund................................... $31,578,589 $16,401,170
   Pacific/Asia Fund....................................   6,085,115  16,995,337
   Pan European Fund....................................  38,609,056  28,884,498
   Latin America Fund...................................   3,832,711  22,399,052
   Emerging Markets Fund................................   1,758,737     147,269

4. COMMON STOCK:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
23.875 billion of which is currently classified to represent interests in one of eighteen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the International Fund and 500 million shares each of the Pacific/Asia Fund, Pan European Fund, Latin America Fund and Emerging Markets Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                         INTERNATIONAL FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/98                  03/31/98
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  5,881,356  $ 72,329,850   7,823,402  $ 94,783,126
Issued as reinvestment of
 dividends................      7,975       102,647      64,967       759,358
Redeemed.................. (3,702,922)  (43,375,676) (3,307,934)  (40,179,061)
                           ----------  ------------  ----------  ------------
Net Increase..............  2,186,409  $ 29,056,821   4,580,435  $ 55,363,423
                           ==========  ============  ==========  ============
                                         PACIFIC / ASIA FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/98                  03/31/98
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  3,146,355  $ 16,572,339   5,372,797  $ 42,386,787
Issued as reinvestment of
 dividends................     14,625        77,077       4,692        29,609
Redeemed.................. (5,543,647)  (28,944,796) (8,555,731)  (62,916,933)
                           ----------  ------------  ----------  ------------
Net Decrease.............. (2,382,667) $(12,295,380) (3,178,242) $(20,500,537)
                           ==========  ============  ==========  ============

                                          PAN EUROPEAN FUND
                           ---------------------------------------------------
                               SIX MONTHS ENDED              YEAR ENDED
                                   09/30/98                   03/31/98
                           --------------------------  -----------------------
                             SHARES        AMOUNT        SHARES      AMOUNT
                           -----------  -------------  ----------  -----------
Sold.....................   11,167,558  $ 156,437,855   7,208,623  $85,852,102
Issued as reinvestment of
 dividends...............          --             --       73,319      865,174
Redeemed.................  (10,920,485)  (151,004,692) (3,738,354) (45,563,629)
                           -----------  -------------  ----------  -----------
Net Increase.............      247,073  $   5,433,163   3,543,588  $41,153,647
                           ===========  =============  ==========  ===========

                                         LATIN AMERICA FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/98                  03/31/98
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................  2,570,075  $ 19,849,776   5,336,432  $ 59,019,030
Issued as reinvestment of
 dividends................      6,087        52,957      18,526       193,175
Redeemed.................. (5,567,473)  (39,849,278) (4,486,834)  (47,994,494)
                           ----------  ------------  ----------  ------------
Net Increase (Decrease)... (2,991,311) $(19,946,545)    868,124  $ 11,217,711
                           ==========  ============  ==========  ============
                                        EMERGING MARKETS FUND
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/98                  03/31/98*
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................    773,216  $  3,783,909     935,051  $  6,348,553
Issued as reinvestment of
 dividends................         19           110         --            --
Redeemed..................   (214,639)   (1,154,001)     (1,227)       (8,663)
                           ----------  ------------  ----------  ------------
Net Increase..............    558,596  $  2,630,018     933,824  $  6,339,890
                           ==========  ============  ==========  ============

--------
*  For the period 01/02/98 (commencement of operations) through 03/31/98.

5. ORGANIZATION COSTS:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. LINE OF CREDIT:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1998, the Portfolios had no borrowings under the agreement.